Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net
6	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Computers and equipment	2,073	1,235
Furniture and fixtures	514	7
Leasehold improvement	1,849	1
Total	4,436	1,243
Less: Accumulated depreciation	(4,288)	(1,218)
Property and equipment, net	148	25

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses amounted to nil, US$92 and US$91, respectively.